John Hancock
Investors Trust
Quarterly portfolio holdings 7/31/2022

Fund’s investments
As of 7-31-22 (unaudited)
	Rate (%)	Maturity date		Par value^	Value
U.S. Government and Agency obligations 8.6% (5.2% of Total investments)					$11,172,303
(Cost $11,194,139)
U.S. Government 7.0%					9,058,394
U.S. Treasury
Note (A)(B)	0.250	05-15-24		9,500,000	9,058,394
U.S. Government Agency 1.6%					2,113,909
Federal National Mortgage Association
30 Yr Pass Thru	4.000	12-01-40		746,859	767,849
30 Yr Pass Thru	4.000	09-01-41		612,468	630,140
30 Yr Pass Thru	4.000	10-01-41		369,556	380,262
30 Yr Pass Thru	4.000	01-01-42		197,673	203,370

30 Yr Pass Thru	6.500	01-01-39		117,362	132,288
Foreign government obligations 0.3% (0.2% of Total investments)					$392,905
(Cost $582,880)
Argentina 0.3%					392,905

Republic of Argentina Bond (3.500% to 7-9-29, then 4.875% thereafter)	3.500	07-09-41		1,500,000	392,905

Corporate bonds 142.1% (86.4% of Total investments)					$184,798,743
(Cost $202,012,103)
Communication services 27.5%					35,756,063
Diversified telecommunication services 3.9%
Connect Finco SARL (C)	6.750	10-01-26		1,110,000	1,085,613
Iliad Holding SASU (C)	6.500	10-15-26		905,000	868,664
Level 3 Financing, Inc. (C)	4.625	09-15-27		1,245,000	1,137,980
Telecom Argentina SA (C)	8.000	07-18-26		166,000	145,122
Total Play Telecomunicaciones SA de CV (C)	7.500	11-12-25		1,500,000	1,309,725
Zayo Group Holdings, Inc. (C)	6.125	03-01-28		720,000	558,000
Entertainment 4.3%
AMC Entertainment Holdings, Inc. (C)	7.500	02-15-29		1,000,000	887,390
AMC Entertainment Holdings, Inc. (C)	10.000	06-15-26		1,090,000	862,310
Cinemark USA, Inc. (C)	8.750	05-01-25		950,000	989,739
Lions Gate Capital Holdings LLC (A)(B)(C)	5.500	04-15-29		955,000	777,403
Magallanes, Inc. (B)(C)	4.279	03-15-32		520,000	485,300
Netflix, Inc. (B)	5.875	11-15-28		1,500,000	1,556,100
Interactive media and services 1.7%
Arches Buyer, Inc. (A)(B)(C)	6.125	12-01-28		777,000	637,140
Cars.com, Inc. (C)	6.375	11-01-28		750,000	651,345
Match Group Holdings II LLC (A)(B)(C)	3.625	10-01-31		500,000	427,120
Match Group Holdings II LLC (A)(B)(C)	5.625	02-15-29		500,000	490,000
Media 11.9%
Altice Financing SA (C)	5.000	01-15-28		510,000	449,167
Altice Financing SA (C)	5.750	08-15-29		400,000	349,188
Altice France Holding SA (A)(B)(C)	6.000	02-15-28		710,000	548,070
Altice France SA (C)	5.500	10-15-29		1,250,000	1,075,088
CCO Holdings LLC (C)	4.250	01-15-34		860,000	710,390
CCO Holdings LLC (C)	5.125	05-01-27		645,000	631,745
Comcast Corp. (B)	3.300	04-01-27		820,000	814,998
CSC Holdings LLC (A)(B)(C)	5.500	04-15-27		1,175,000	1,136,507
Gannett Holdings LLC (A)(B)(C)	6.000	11-01-26		690,000	584,775
Globo Comunicacao e Participacoes SA (A)(B)(C)	5.500	01-14-32		245,000	197,225
Grupo Televisa SAB	4.625	01-30-26		725,000	733,023
Grupo Televisa SAB	8.490	05-11-37	MXN	26,200,000	1,041,606
2	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
iHeartCommunications, Inc. (A)(B)	8.375	05-01-27		1,200,000	$1,083,360
LCPR Senior Secured Financing DAC (C)	6.750	10-15-27		945,000	917,389
National CineMedia LLC	5.750	08-15-26		400,000	204,000
News Corp. (B)(C)	5.125	02-15-32		625,000	596,875
Paramount Global (B)	5.850	09-01-43		1,125,000	1,088,003
Radiate Holdco LLC (C)	6.500	09-15-28		1,555,000	1,233,846
Sirius XM Radio, Inc. (B)(C)	3.875	09-01-31		860,000	748,200
Stagwell Global LLC (C)	5.625	08-15-29		1,000,000	837,480
Townsquare Media, Inc. (A)(B)(C)	6.875	02-01-26		470,000	430,868
Wireless telecommunication services 5.7%
America Movil SAB de CV	6.450	12-05-22	MXN	10,370,000	502,133
SoftBank Group Corp.	5.125	09-19-27		1,000,000	853,653
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (D)	6.875	07-19-27		1,098,000	947,574
Sprint Corp. (B)	7.125	06-15-24		2,150,000	2,252,125
Sprint Corp.	7.875	09-15-23		1,000,000	1,036,810
U.S. Cellular Corp.	6.700	12-15-33		1,895,000	1,883,014
Consumer discretionary 20.8%					27,060,705
Auto components 0.8%
The Goodyear Tire & Rubber Company (A)(B)	5.000	07-15-29		550,000	501,600
The Goodyear Tire & Rubber Company (A)(B)	5.250	04-30-31		650,000	583,375
Automobiles 6.6%
Ford Motor Company	3.250	02-12-32		204,000	170,340
Ford Motor Company	4.750	01-15-43		683,000	562,621
General Motors Company (B)	5.400	10-02-23		1,150,000	1,170,543
General Motors Company (B)	6.750	04-01-46		1,500,000	1,545,266
General Motors Company (B)	6.800	10-01-27		1,434,000	1,550,797
General Motors Financial Company, Inc. (5.700% to 9-30-30, then 5 Year CMT + 4.997%) (A)(B)(D)	5.700	09-30-30		1,000,000	947,500
Nissan Motor Company, Ltd. (C)	4.345	09-17-27		2,000,000	1,877,459
Thor Industries, Inc. (C)	4.000	10-15-29		850,000	688,662
Diversified consumer services 1.7%
Garda World Security Corp. (C)	4.625	02-15-27		750,000	676,613
Sotheby’s (B)(C)	7.375	10-15-27		780,000	750,546
Stena International SA (C)	6.125	02-01-25		800,000	765,896
Hotels, restaurants and leisure 8.6%
Affinity Gaming (C)	6.875	12-15-27		1,000,000	866,545
Caesars Entertainment, Inc. (A)(B)(C)	4.625	10-15-29		710,000	601,938
Carnival Corp. (C)	6.000	05-01-29		673,000	518,102
Carnival Corp. (C)	7.625	03-01-26		750,000	645,191
CEC Entertainment LLC (C)	6.750	05-01-26		830,000	776,050
Everi Holdings, Inc. (C)	5.000	07-15-29		180,000	162,000
Expedia Group, Inc. (B)	4.625	08-01-27		1,115,000	1,095,662
Expedia Group, Inc. (B)	5.000	02-15-26		1,000,000	1,011,584
Full House Resorts, Inc. (C)	8.250	02-15-28		670,000	545,414
Jacobs Entertainment, Inc. (C)	6.750	02-15-29		255,000	211,475
Life Time, Inc. (C)	5.750	01-15-26		850,000	799,017
Mohegan Gaming & Entertainment (C)	8.000	02-01-26		640,000	572,800
New Red Finance, Inc. (C)	4.375	01-15-28		935,000	866,567
Premier Entertainment Sub LLC (C)	5.625	09-01-29		880,000	710,600
Travel + Leisure Company (C)	4.625	03-01-30		639,000	523,480
Travel + Leisure Company (C)	6.625	07-31-26		465,000	472,912
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Wyndham Hotels & Resorts, Inc. (C)	4.375	08-15-28	180,000	$165,367
Yum! Brands, Inc.	5.375	04-01-32	700,000	691,250
Household durables 0.2%
KB Home	7.250	07-15-30	225,000	226,125
Multiline retail 1.1%
Macy’s Retail Holdings LLC (A)(B)(C)	5.875	04-01-29	475,000	417,185
Nordstrom, Inc. (B)	4.250	08-01-31	500,000	404,955
Nordstrom, Inc. (B)	5.000	01-15-44	900,000	659,467
Specialty retail 1.3%
Asbury Automotive Group, Inc. (C)	4.625	11-15-29	160,000	141,219
Carvana Company (A)(B)(C)	5.875	10-01-28	750,000	475,500
Lithia Motors, Inc. (C)	3.875	06-01-29	550,000	489,365
Lithia Motors, Inc. (C)	4.375	01-15-31	675,000	612,563
Textiles, apparel and luxury goods 0.5%
Kontoor Brands, Inc. (C)	4.125	11-15-29	720,000	607,154
Consumer staples 1.6%				2,036,855
Food products 0.9%
Lamb Weston Holdings, Inc. (C)	4.125	01-31-30	647,000	602,982
Post Holdings, Inc. (B)(C)	5.625	01-15-28	510,000	502,350
Household products 0.7%
Edgewell Personal Care Company (C)	5.500	06-01-28	950,000	931,523
Energy 19.2%				24,951,091
Energy equipment and services 1.5%
CSI Compressco LP (A)(B)(C)	7.500	04-01-25	500,000	460,108
CSI Compressco LP (C)	7.500	04-01-25	380,000	349,682
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (C)	10.000	04-01-26	1,236,699	1,134,831
Oil, gas and consumable fuels 17.7%
Antero Midstream Partners LP (B)(C)	5.375	06-15-29	425,000	415,180
Antero Resources Corp. (B)(C)	7.625	02-01-29	529,000	557,434
Cenovus Energy, Inc. (B)	6.750	11-15-39	895,000	993,246
Cheniere Energy Partners LP	3.250	01-31-32	325,000	283,563
Cheniere Energy Partners LP	4.500	10-01-29	1,620,000	1,569,513
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (D)	7.375	12-15-22	700,000	635,309
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	560,000	484,241
Delek Logistics Partners LP (C)	7.125	06-01-28	535,000	488,188
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%) (B)	5.750	07-15-80	950,000	894,805
Energy Transfer LP (B)	4.200	04-15-27	1,000,000	979,759
Energy Transfer LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (D)	7.125	05-15-30	1,285,000	1,156,500
EQM Midstream Partners LP (C)	7.500	06-01-30	531,000	546,465
Marathon Petroleum Corp. (B)	4.750	09-15-44	1,500,000	1,372,376
MEG Energy Corp. (C)	5.875	02-01-29	237,000	225,150
New Fortress Energy, Inc. (B)(C)	6.500	09-30-26	1,000,000	947,050
Occidental Petroleum Corp. (B)	5.500	12-01-25	450,000	460,202
Occidental Petroleum Corp. (A)(B)	6.375	09-01-28	840,000	900,179
Occidental Petroleum Corp. (B)	6.625	09-01-30	340,000	377,194
Odebrecht Oil & Gas Finance, Ltd., Zero Coupon (C)(D)	0.000	08-29-22	100,959	404
Parkland Corp. (B)(C)	5.875	07-15-27	1,150,000	1,121,250
Parsley Energy LLC (B)(C)	4.125	02-15-28	1,115,000	1,041,890
4	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Petroleos Mexicanos	6.700	02-16-32		632,000	$506,232
Petroleos Mexicanos	7.470	11-12-26	MXN	31,356,000	1,341,269
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (B)(D)	6.125	11-15-22		1,100,000	834,710
Sabine Pass Liquefaction LLC (B)	5.000	03-15-27		1,000,000	1,017,368
Southwestern Energy Company (B)	8.375	09-15-28		1,570,000	1,687,750
Sunoco LP	4.500	04-30-30		374,000	328,005
Talos Production, Inc.	12.000	01-15-26		660,000	702,900
The Oil and Gas Holding Company BSCC (C)	7.500	10-25-27		1,155,000	1,138,338
Financials 26.8%					34,861,677
Banks 18.2%
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)(D)	6.100	03-17-25		2,760,000	2,790,712
Barclays PLC (6.125% to 12-15-25, then 5 Year CMT + 5.867%) (A)(B)(D)	6.125	12-15-25		1,185,000	1,142,696
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (C)(D)	7.000	08-16-28		1,205,000	1,211,628
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (A)(B)(D)	5.650	10-06-25		1,000,000	1,027,700
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (B)(C)(D)	7.875	01-23-24		865,000	888,788
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (B)(C)(D)	8.125	12-23-25		1,495,000	1,590,876
Freedom Mortgage Corp. (C)	6.625	01-15-27		795,000	609,893
Freedom Mortgage Corp. (C)	8.250	04-15-25		709,000	634,555
HSBC Holdings PLC (4.600% to 12-17-30, then 5 Year CMT + 3.649%) (B)(D)	4.600	12-17-30		1,250,000	1,043,500
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (B)(D)	6.500	03-23-28		2,080,000	2,033,824
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (D)	6.500	04-16-25		1,135,000	1,116,602
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(D)	6.750	02-01-24		3,500,000	3,596,250
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (D)	7.500	06-27-24		1,665,000	1,682,072
NatWest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (D)	6.000	12-29-25		675,000	658,550
The PNC Financial Services Group, Inc. (6.000% to 5-15-27, then 5 Year CMT + 3.000%) (B)(D)	6.000	05-15-27		1,365,000	1,373,531
U.S. Bancorp (3.700% to 1-15-27, then 5 Year CMT + 2.541%) (B)(D)	3.700	01-15-27		930,000	774,571
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)(D)	5.875	06-15-25		1,565,000	1,578,645
Capital markets 0.6%
Jane Street Group (C)	4.500	11-15-29		260,000	239,850
The Charles Schwab Corp. (5.000% to 6-1-27, then 5 Year CMT + 3.256%) (B)(D)	5.000	06-01-27		530,000	512,775
Consumer finance 4.6%
Ally Financial, Inc. (A)(B)	5.800	05-01-25		2,000,000	2,070,205
Avation Capital SA (8.250% Cash or 9.000% PIK) (C)	8.250	10-31-26		741,690	558,017
Enova International, Inc. (C)	8.500	09-15-25		1,200,000	1,104,000
OneMain Finance Corp. (B)	6.875	03-15-25		1,650,000	1,629,375
World Acceptance Corp. (C)	7.000	11-01-26		860,000	612,425
Insurance 3.0%
Athene Holding, Ltd. (B)	6.150	04-03-30		1,500,000	1,554,931
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Prudential Financial, Inc. (3.700% to 7-1-30, then 5 Year CMT + 3.035%) (B)	3.700	10-01-50	2,100,000	$1,836,941
SBL Holdings, Inc. (B)(C)	5.000	02-18-31	587,000	492,515
Mortgage real estate investment trusts 0.4%
Starwood Property Trust, Inc. (B)(C)	5.500	11-01-23	500,000	496,250
Health care 5.0%				6,457,658
Health care providers and services 4.2%
Centene Corp.	3.375	02-15-30	515,000	468,013
Centene Corp.	4.625	12-15-29	400,000	394,500
DaVita, Inc. (C)	3.750	02-15-31	440,000	334,400
Encompass Health Corp. (A)(B)	4.750	02-01-30	600,000	553,416
HCA, Inc.	3.500	09-01-30	700,000	638,743
HCA, Inc.	5.250	04-15-25	1,000,000	1,018,665
HCA, Inc.	5.500	06-15-47	1,760,000	1,700,758
HealthEquity, Inc. (A)(B)(C)	4.500	10-01-29	390,000	363,223
Pharmaceuticals 0.8%
Bausch Health Companies, Inc. (C)	7.000	01-15-28	500,000	276,815
Organon & Company (B)(C)	4.125	04-30-28	750,000	709,125
Industrials 17.3%				22,525,923
Aerospace and defense 1.4%
Bombardier, Inc. (C)	7.125	06-15-26	570,000	529,188
Bombardier, Inc. (A)(B)(C)	7.875	04-15-27	1,380,000	1,276,500
Air freight and logistics 0.1%
Watco Companies LLC (C)	6.500	06-15-27	164,000	156,978
Airlines 4.0%
American Airlines 2013-1 Class A Pass Through Trust (B)	4.000	07-15-25	371,012	323,132
American Airlines, Inc. (A)(B)(C)	11.750	07-15-25	1,100,000	1,221,000
Delta Air Lines, Inc. (B)(C)	7.000	05-01-25	1,000,000	1,044,651
Delta Air Lines, Inc. (A)(B)	7.375	01-15-26	700,000	735,066
United Airlines 2020-1 Class A Pass Through Trust (B)	5.875	10-15-27	401,120	401,120
United Airlines 2020-1 Class B Pass Through Trust (B)	4.875	01-15-26	1,592,796	1,489,264
Virgin Australia Holdings Proprietary, Ltd. (C)(E)	8.125	11-15-24	1,100,000	57,750
Building products 0.3%
Builders FirstSource, Inc. (C)	5.000	03-01-30	370,000	342,667
Commercial services and supplies 2.1%
Allied Universal Holdco LLC (C)	6.625	07-15-26	1,100,000	1,065,867
APX Group, Inc. (A)(B)(C)	5.750	07-15-29	665,000	554,662
Cimpress PLC (C)	7.000	06-15-26	1,300,000	1,084,850
Construction and engineering 2.4%
AECOM	5.125	03-15-27	900,000	912,591
Global Infrastructure Solutions, Inc. (C)	5.625	06-01-29	650,000	512,460
MasTec, Inc. (B)(C)	4.500	08-15-28	450,000	417,009
Picasso Finance Sub, Inc. (B)(C)	6.125	06-15-25	425,000	430,514
Tutor Perini Corp. (A)(B)(C)	6.875	05-01-25	1,000,000	889,942
Electrical equipment 0.6%
Atkore, Inc. (C)	4.250	06-01-31	345,000	300,150
Vertiv Group Corp. (C)	4.125	11-15-28	564,000	499,140
Machinery 0.9%
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	625,000	609,831
TK Elevator U.S. Newco, Inc. (C)	5.250	07-15-27	600,000	576,000
6	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Marine 0.3%
Seaspan Corp. (B)(C)	5.500	08-01-29	460,000	$359,950
Road and rail 2.5%
The Hertz Corp. (C)	4.625	12-01-26	80,000	71,200
Uber Technologies, Inc. (A)(B)(C)	6.250	01-15-28	1,165,000	1,145,812
Uber Technologies, Inc. (C)	7.500	09-15-27	600,000	607,500
Uber Technologies, Inc. (C)	8.000	11-01-26	1,350,000	1,374,440
Trading companies and distributors 2.7%
Ashland LLC	6.875	05-15-43	845,000	853,961
Beacon Roofing Supply, Inc. (C)	4.125	05-15-29	980,000	867,300
Boise Cascade Company (C)	4.875	07-01-30	625,000	567,163
H&E Equipment Services, Inc. (C)	3.875	12-15-28	800,000	694,000
WESCO Distribution, Inc. (B)(C)	7.250	06-15-28	535,000	554,265
Information technology 8.5%				11,054,259
IT services 1.4%
Block, Inc. (A)(B)	3.500	06-01-31	325,000	281,125
Sabre GLBL, Inc. (B)(C)	9.250	04-15-25	1,000,000	1,017,400
Sixsigma Networks Mexico SA de CV (A)(B)(C)	7.500	05-02-25	725,000	577,729
Semiconductors and semiconductor equipment 1.6%
Entegris Escrow Corp. (C)	4.750	04-15-29	930,000	895,423
Qorvo, Inc. (B)(C)	3.375	04-01-31	1,400,000	1,150,674
Software 2.2%
Consensus Cloud Solutions, Inc. (C)	6.000	10-15-26	405,000	372,600
Consensus Cloud Solutions, Inc. (C)	6.500	10-15-28	960,000	853,902
NCR Corp. (B)(C)	5.125	04-15-29	265,000	254,420
NCR Corp. (A)(B)(C)	5.250	10-01-30	535,000	516,184
Virtusa Corp. (C)	7.125	12-15-28	1,000,000	799,050
Technology hardware, storage and peripherals 3.3%
CDW LLC (B)	3.250	02-15-29	500,000	429,990
Dell International LLC (B)	8.350	07-15-46	746,000	955,170
Seagate HDD Cayman (A)(B)	5.750	12-01-34	1,500,000	1,351,984
Xerox Corp.	6.750	12-15-39	450,000	396,000
Xerox Holdings Corp. (C)	5.500	08-15-28	1,350,000	1,202,608
Materials 7.3%				9,483,444
Chemicals 1.6%
Braskem Idesa SAPI (C)	6.990	02-20-32	440,000	379,368
Orbia Advance Corp. SAB de CV (C)	5.500	01-15-48	835,000	711,838
SCIL IV LLC (B)(C)	5.375	11-01-26	310,000	259,335
Trinseo Materials Operating SCA (C)	5.125	04-01-29	1,100,000	767,250
Containers and packaging 2.1%
ARD Finance SA (6.500% Cash or 7.250% PIK) (C)	6.500	06-30-27	639,882	484,250
Graphic Packaging International LLC (C)	3.750	02-01-30	850,000	765,287
Sealed Air Corp. (B)(C)	6.875	07-15-33	500,000	535,000
Trivium Packaging Finance BV (C)	5.500	08-15-26	900,000	886,500
Metals and mining 3.6%
First Quantum Minerals, Ltd. (C)	6.875	10-15-27	1,400,000	1,333,500
Freeport-McMoRan, Inc.	4.250	03-01-30	1,150,000	1,077,734
Freeport-McMoRan, Inc.	5.450	03-15-43	825,000	773,351
Novelis Corp. (B)(C)	4.750	01-30-30	810,000	749,278
QVC, Inc. (B)	4.375	09-01-28	107,000	83,460
QVC, Inc. (B)	5.950	03-15-43	1,000,000	677,293
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	7

	Rate (%)	Maturity date	Par value^	Value
Real estate 2.9%				$3,784,923
Equity real estate investment trusts 2.0%
American Tower Corp. (B)	3.800	08-15-29	690,000	659,862
GLP Capital LP	5.375	04-15-26	815,000	808,839
Trust Fibra Uno	6.390	01-15-50	1,000,000	779,460
VICI Properties LP (C)	4.625	12-01-29	350,000	333,389
Real estate management and development 0.9%
Realogy Group LLC (B)(C)	5.750	01-15-29	690,000	563,482
WeWork Companies, Inc. (A)(B)(C)	7.875	05-01-25	850,000	639,891
Utilities 5.2%				6,826,145
Electric utilities 3.4%
Duke Energy Corp. (3.250% to 1-15-27, then 5 Year CMT + 2.321%) (B)	3.250	01-15-82	1,400,000	1,110,977
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	760,000	542,612
NRG Energy, Inc. (B)(C)	3.375	02-15-29	275,000	237,188
NRG Energy, Inc. (B)(C)	3.625	02-15-31	430,000	360,170
NRG Energy, Inc. (B)	6.625	01-15-27	336,000	341,040
Vistra Operations Company LLC (B)(C)	5.500	09-01-26	900,000	910,809
Vistra Operations Company LLC (B)(C)	5.625	02-15-27	1,000,000	1,003,210
Gas utilities 1.3%
AmeriGas Partners LP (B)	5.750	05-20-27	1,000,000	1,007,000
NGL Energy Operating LLC (B)(C)	7.500	02-01-26	749,000	684,264
Independent power and renewable electricity producers 0.5%

Clearway Energy Operating LLC (C)	4.750	03-15-28	650,000	628,875

Term loans (F) 3.4% (2.1% of Total investments)				$4,415,620
(Cost $5,344,192)
Communication services 0.7%				941,880
Media 0.7%
AP Core Holdings II LLC, High-Yield Term Loan B2 (G)	TBD	09-01-27	1,000,000	941,880
Consumer discretionary 0.5%				651,508
Diversified consumer services 0.5%
Sotheby’s, 2021 Term Loan B (3 month LIBOR + 4.500%)	7.012	01-15-27	675,138	651,508
Energy 0.3%				426,769
Oil, gas and consumable fuels 0.3%
Ascent Resources Utica Holdings LLC, 2020 Fixed 2nd Lien Term Loan (3 month LIBOR + 9.000%)	11.455	11-01-25	405,000	426,769
Health care 1.4%				1,819,880
Health care providers and services 0.4%
US Renal Care, Inc., 2021 Term Loan B (1 month LIBOR + 5.500%)	7.872	06-26-26	794,000	561,755
Pharmaceuticals 1.0%
Bausch Health Companies, Inc., 2022 Term Loan B (1 month SOFR + 5.250%)	7.174	02-01-27	1,500,000	1,258,125
Industrials 0.0%				0
Airlines 0.0%
Global Aviation Holdings, Inc., PIK, 2nd Lien Term Loan (E)(H)	0.000	07-13-21	51,038	0
Global Aviation Holdings, Inc., PIK, 3rd Lien Term Loan (E)(H)	0.000	03-13-22	514,063	0
Information technology 0.5%				575,583
Software 0.5%

Vericast Corp., 2021 Term Loan (3 month LIBOR + 7.750%)	10.000	06-16-26	757,346	575,583
8	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Collateralized mortgage obligations 0.1% (0.0% of Total investments)				$74,547
(Cost $103,663)
Commercial and residential 0.1%				65,816
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (C)	0.350	05-19-47	1,736,756	17,991
Series 2007-4, Class ES IO	0.350	07-19-47	1,839,000	24,155
Series 2007-6, Class ES IO (C)	0.343	08-19-37	1,889,528	23,670
U.S. Government Agency 0.0%				8,731
Government National Mortgage Association
Series 2012-114, Class IO	0.636	01-16-53	508,911	8,731
Asset backed securities 0.8% (0.5% of Total investments)				$1,048,814
(Cost $1,052,195)
Asset backed securities 0.8%				1,048,814
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	15,388	13,514
MVW LLC
Series 2022-1A, Class D (C)	7.350	11-21-39	1,038,905	1,035,300

	Shares	Value
Common stocks 0.7% (0.4% of Total investments)		$917,600
(Cost $1,593,666)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (H)(I)	34,014	0
Industrials 0.0%		0
Airlines 0.0%
Global Aviation Holdings, Inc., Class A (H)(I)	82,159	0
Utilities 0.7%		917,600
Multi-utilities 0.7%

Algonquin Power & Utilities Corp.	20,000	917,600

Preferred securities 4.3% (2.7% of Total investments)		$5,621,198
(Cost $5,712,418)
Energy 0.3%		469,260
Oil, gas and consumable fuels 0.3%
Energy Transfer LP (7.600% to 5-15-24, then 3 month LIBOR + 5.161%) (A)(B)	19,800	469,260
Industrials 0.6%		745,250
Professional services 0.6%
Clarivate PLC, 5.250%	12,500	745,250
Utilities 3.4%		4,406,688
Electric utilities 1.3%
NextEra Energy, Inc., 6.219% (A)(B)	13,533	715,625
The Southern Company, 6.750% (A)(B)	18,309	1,028,233
Gas utilities 1.0%
UGI Corp., 7.250% (A)(B)	13,000	1,301,430
Independent power and renewable electricity producers 1.1%
The AES Corp., 6.875% (A)(B)	15,000	1,361,400

Warrants 0.0% (0.0% of Total investments)		$545
(Cost $0)
Avation Capital SA (Expiration Date: 10-31-26; Strike Price: GBP 114.50) (I)	12,775	545

SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	9

	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)		$1,323
(Cost $0)
LSC Communications, Inc. (C)(I)	2,100,000	1,323
Short-term investments 4.1% (2.5% of Total investments)		$5,355,000
(Cost $5,355,000)
Repurchase agreement 4.1%		5,355,000
Repurchase Agreement with State Street Corp. dated 7-29-22 at 0.450% to be repurchased at $5,355,201 on 8-1-22, collateralized by $5,496,900 U.S. Treasury Notes, 2.125% due 3-31-24 (valued at $5,462,194)	5,355,000	5,355,000

Total investments (Cost $232,950,256) 164.4%	$213,798,598
Other assets and liabilities, net (64.4%)	(83,763,804)
Total net assets 100.0%	$130,034,794

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
GBP	Pound Sterling
MXN	Mexican Peso
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
SOFR	Secured Overnight Financing Rate
(A)	All or a portion of this security is on loan as of 7-31-22, and is a component of the fund’s leverage under the Liquidity Agreement.
(B)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-22 was $105,782,114. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $27,940,732.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $98,073,269 or 75.4% of the fund’s net assets as of 7-31-22.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(G)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(I)	Non-income producing security.
The fund had the following country composition as a percentage of total investments on 7-31-22:
United States	77.5%
Canada	4.1%
Mexico	3.7%
United Kingdom	3.5%
France	2.6%
Luxembourg	2.4%
Japan	1.7%
Other countries	4.5%
TOTAL	100.0%
10	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
USD	2,909,557	MXN	61,464,056	MSCS	9/21/2022	—	$(77,899)
						—	$(77,899)

Derivatives Currency Abbreviations
MXN	Mexican Peso
USD	U.S. Dollar

Derivatives Abbreviations
MSCS	Morgan Stanley Capital Services LLC
OTC	Over-the-counter
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	11

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2022, by major security category or type:
	Total value at 7-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$11,172,303	—	$11,172,303	—
Foreign government obligations	392,905	—	392,905	—
Corporate bonds	184,798,743	—	184,798,743	—
Term loans	4,415,620	—	4,415,620	—
Collateralized mortgage obligations	74,547	—	74,547	—
Asset backed securities	1,048,814	—	1,048,814	—
Common stocks	917,600	$917,600	—	—
Preferred securities	5,621,198	5,621,198	—	—
Warrants	545	545	—	—
Escrow certificates	1,323	—	1,323	—
Short-term investments	5,355,000	—	5,355,000	—
Total investments in securities	$213,798,598	$6,539,343	$207,259,255	—
Derivatives:
Liabilities
Forward foreign currency contracts	$(77,899)	—	$(77,899)	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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